Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets and estimated useful lives
Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Schedule of fair value for options granted using the black-scholes option-pricing model
	Year ended December 31,
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	64%-70%	68%-71%	64%- 69%
Risk-free interest	1.78%-2.28%	0.83%-0.97%	1.12%-1.63%
Expected life (in years)	7	2.98	4.38

Schedule of fair value, assets and liabilities measured on recurring basis

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$2,035,378	$2,035,378
Capital note	-	-	57,658	57,658

Total financial liabilities	-	-	$2,093,036	$2,093,036

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	$-	$-	$1,117,321	$1,117,321
Capital note	-	-	45,493	45,493

Total financial liabilities	$-	$-	$1,162,814	$1,162,814

Schedule of liabilities measured at fair value on a recurring basis

Level 3

Balance at January 1, 2015	$882,298

Fair value of warrants issued and capital note	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	1,005,490

Fair value of warrants issued to investors	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance at December 31, 2016	1,162,814

Proceeds from issuance of shares	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance at December 31, 2017	$2,093,036